Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	March 31, 2019		December 31, 2018
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2019 and 2018, respectively, guaranteed by Ung Gyu Kim, President	￦	333,120	￦	374,760
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		194,250		200,000

Loans from Small & medium Business Corporation borrowed at August 13, 2018 with the maturity of August 14, 2023 and at an interest of 2.43% per annum, guaranteed by Ung Gyu Kim, President		100,000		100,000

Total		627,370		674,760

Less: current portion		(233,160)		(222,260)
Total long-term debt less current portion	￦	394,210	￦	452,500

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President	￦	374,760	￦	500,000

Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		200,000

Loans from Small & medium Business Corporation borrowed at August 13, 2018 with the maturity of August 14, 2023 and at an interest of 2.43% per annum, guaranteed by Ung Gyu Kim, President. The borrowings are collateralized by the company’s patent on Optimal Voyage System technology.		100,000		-

Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest 6.08% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President. The borrowings were paid off at maturity.		-		230,000
Total		674,760		930,000

Less: current portion		(222,260)		(245,240)
Total long-term debt less current portion	￦	452,500	￦	684,760

Schedule of Maturities of Long-term Debt

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending March 31,
2020	￦	174,870
2021		244,520
2022		141,480
2023		44,340
2024		22,160
Total	￦	627,370

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending December 31,
2019	￦	222,260
2020		244,520
2021		141,480
2022		44,340
2023		22,160
Total	￦	674,760